Interest in Honeywell Savings and Ownership Plan Master Trust	12 Months Ended
Dec. 31, 2025
Honeywell Puerto Rico Savings Plan [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Interest in Honeywell Savings and Ownership Plan Master Trust
4.	Interest in Honeywell Savings and Ownership Plan Master Trust

The Plan’s investments are held in the Master Trust, which is commingled with the assets of the Honeywell 401(k) Plan, the Honeywell Secured Benefit Plan and the Intermec FSSP Spinoff Plan. Each participating plan’s interest in the Master Trust is divided based on the participants’ investment elections. The allocation of income and expenses is based upon each plan’s specific interests in the underlying plan investments, which are based upon participant-direction and Company direction of the investments. The interest and dividends and the net depreciation or appreciation in the fair value of investments are allocated to the individual accounts on a daily basis based upon the individual accounts’ equitable share of the various investment funds that comprise the Master Trust. The total interest of the Plan is determined as the sum of the individual account balances of the Plan.

The Master Trust and the Plan’s interest in the Master Trust is comprised of the following types of investments, at fair value, as of December 31, 2025:

	2025
	Master Trust Balances	Plan’s Interest in Master Trust Balances
	(dollars in millions)

Collective Trust Funds	$10,416	$69
Exchange Traded Funds	18	-
Honeywell Common Stock	3,315	23
Common Stocks (Separately Managed Portfolios)	1,234	7
Asset Backed Securities	279	2
Bank Deposits	311	2
Commercial Mortgage Backed Securities	6	-
Corporate Bonds	571	4
U.S. Government and Federal Agencies	174	-
Municipal Bonds	7	1
Non-US Government	47	1
Commercial Paper	292	-
Cash & Cash Equivalents	37	1
Total Investments, at fair value	16,707	111

Net assets of the Master Trust	$16,707	$111

The Master Trust and the Plan’s interest in the Master Trust is comprised of the following types of investments, at fair value, as of December 31, 2024:

	2024
	Master Trust Balances	Plan’s Interest in Master Trust Balances
	(dollars in millions)

Collective Trust Funds	$8,922	$52
Exchange Traded Funds	305	2
Honeywell Common Stock	3,804	22
Common Stocks (Separately Managed Portfolios)	1,424	8
Asset Backed Securities	293	2
Bank Deposits	425	2
Commercial Mortgage Backed Securities	7	-
Corporate Bonds	602	3
U.S. Government and Federal Agencies	58	-
Non-US Government	127	1
Commercial Paper	256	1
Total Investments, at fair value	16,223	93

Net assets of the Master Trust	$16,223	$93

The Master Trust’s net appreciation and investment income for the year-ended December 31, 2025 is as follows:

2025
(dollars in millions)

Net appreciation in fair value of investments	$1,376
Dividend and interest income	155
Total investment income and net appreciation	$1,531

Investment Valuation and Income Recognition – Master Trust

Master Trust investments are stated at fair value. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date. Purchases and sales of securities are recorded on a trade-date basis. Net appreciation/(depreciation) consists of both realized gains/(losses) on investments bought, sold and matured, as well as the change in unrealized gains/(losses) on investments held during the year.

From time to time, investment managers may use derivative financial instruments including foreign exchange forward and futures contracts. Derivative instruments are used primarily to mitigate exposure to foreign exchange rate and interest rate fluctuations as well as manage the investment composition in the portfolio. The Master Trust held no derivative instruments as of December 31, 2025 and 2024.

Determination of Fair Value

The accounting guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and establishes a framework for measuring fair value.

The Master Trust valuation methodologies for assets and liabilities measured at fair value are described below. The methods described as follows may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Master Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Valuation Hierarchy

ASC 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

•	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•	Level 2 — inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
•	Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The following is a description of the valuation methodologies used for financial instruments measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Collective Trust Funds

Collective Trust funds are investment vehicles utilized as or within the target date funds, equity index funds, investment grade bond fund, and global REIT fund. These funds permit daily subscriptions and redemption of units. These investments are valued using net asset values (“NAV”) provided by the administrator of the underlying fund. The NAV is based on the value of the underlying assets owned by the fund, less its liabilities, divided by the number of units outstanding.

Collective Trust funds measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the hierarchy tables for Collective Trust funds are intended to permit reconciliation of the Master Trust’s total investments, at fair value.

Cash & Cash Equivalents

Cash & cash equivalents represent interest-bearing cash amounts valued at cash plus interest earned.

Honeywell International Inc. Common Stock, other Common Stocks and Exchange Traded Funds

Honeywell International Inc. common stock is valued at the closing price reported on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) Composite Transaction Tape. Other common stocks and exchange traded funds are valued at the closing price reported on the principal market on which the respective securities are traded. Honeywell International Inc. common stock, other common stocks and exchange traded funds are all classified within level 1 of the valuation hierarchy.

Fixed Income Investments

Fixed income securities (other than commercial mortgage backed securities) are valued at the regular close of trading on each valuation date at the evaluated bid prices supplied by pricing vendors or brokers, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques. Commercial mortgage backed securities are valued using pool-specific pricing. The pool-specific pricing is provided by the pricing vendors and typically they use Interactive Data for these investments. Fixed income securities, including corporate bonds, U.S. government and federal agencies, municipal bonds, Non-U.S. government, commercial paper, bank deposits, asset-backed securities and commercial mortgage backed securities are classified within Level 2 of the valuation hierarchy.

The following tables present the Master Trust’s assets measured at fair value as of December 31, 2025 and 2024, by the fair value hierarchy.

	2025
	Level 1	Level 2	Level 3	Total
	(dollars in millions)

Cash and Cash Equivalents	$37	$-	$-	$37
Common Stocks	4,549	-	-	4,549
Exchange Traded Funds	18	-	-	18
Fixed Income Investments:
Asset Backed Securities	-	279	-	279
Bank Deposits	-	311	-	311
Commercial Mortgage Backed Securities	-	6	-	6
Corporate Bonds	-	571	-	571
U.S. Government and Federal Agencies	-	174	-	174
Municipal Bonds	-	7	-	7
Non-US Government	-	47	-	47
Commercial Paper	-	292	-	292
	$4,604	$1,687	$-

Collective Trust Funds				10,154
Total Investments				$16,707
	2024
	Level 1	Level 2	Level 3	Total
	(dollars in millions)

Common Stocks	$5,228	$-	$-	$5,228
Exchange Traded Funds	305	-	-	305
Fixed Income Investments:
Asset Backed Securities	-	293	-	293
Bank Deposits	-	425	-	425
Commercial Mortgage Backed Securities	-	7	-	7
Corporate Bonds	-	602	-	602
U.S. Government and Federal Agencies	-	58	-	58
Non-US Government	-	127	-	127
Commercial Paper	-	256	-	256
	$5,533	$1,768	$-

Collective Trust Funds				$8,922
Total Investments				$16,223